Basis of Presentation and Summary of Significant Accounting Policies (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 CAD ($) Plant Mcf bbl	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Jan. 01, 2019 CAD ($)	Jan. 01, 2018 CAD ($)
Basis of Presentation and Summary of Significant Accounting Policies
Percentage of voting power in subsidiaries	50.00%
Accumulated other comprehensive income on available-for-sale equity securities reclassified to deficit upon initial adoption IFRS 9					$ 524
Volume of natural gas as numerator of energy equivalent conversion rate | Mcf	6,000
Volume of crude oil as denominator of energy equivalent conversion rate | bbl	1
Interests in resource properties, carrying amount	$ 261,355
Exploration and evaluation assets, aggregate carrying amount	17,007
Carrying amount	$ 51,883	$ 55,413	$ 58,325
Number of power plants | Plant	1
Combined revenue	$ 59,432	113,267	139,751
Loss before taxes	11,179	(16,784)	167,829
Income tax expense	10,967	1,619	55,618
Net loss	212	(18,403)	112,211
Deferred income tax assets	$ 10,856	14,295
Reversal of impairment of resource properties			$ (188,203)
Disposal groups
Basis of Presentation and Summary of Significant Accounting Policies
Combined revenue		81,766
Loss before taxes		(63)
Income tax expense		(575)
Net loss		(638)
Net gain on dispositions		$ 207
Disposal of unit 1
Basis of Presentation and Summary of Significant Accounting Policies
Combined profit ( as a percent)		2.00%
Disposal of unit 2
Basis of Presentation and Summary of Significant Accounting Policies
Combined loss ( as a percent)		7.00%
IFRS 16
Basis of Presentation and Summary of Significant Accounting Policies
Carrying amount				$ 61,236
Transitional adjustments to property plant equipment		$ 2,911		$ 2,911
Transitional adjustments to accounts payable		843
Transitional adjustments to accrued expenses and other long term liabilities		$ 2,068
Weighted average incremental borrowing rate		4.01%